Note 8 - Income Taxes - Reconciliation of Income Tax Benefit (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
U.S. federal statutory rate applied to pretax loss	21.00%	21.00%
State income tax (benefit)	3.90%	4.00%
Permanent differences	(0.00%)	0.20%
NOL carryforward expiration	(15.60%)	(5.30%)
R&D tax credits, net of expiration	4.60%	2.00%
Change in valuation allowance and other adjustments	(13.90%)	(21.90%)
Effective tax rate	0.00%	0.00%